INCOME TAXES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Income Tax Examination [Line Items]
Valuation allowance increase (decrease)	$ 3,714	$ 8,997
Undistributed earnings of foreign subsidiaries	122,964
Undistributed earnings of foreign subsidiaries, amount previously subjected to federal income tax	38,703
Unremitted foreign earnings	1,514	1,896
Deferred tax assets, valuation allowance	30,703	26,989
Potential tax benefits impact on effective tax rate	1,603
Liability for uncertainty in income taxes, current	402	310
Domestic Tax Authority
Income Tax Examination [Line Items]
Operating loss carryforwards	0	0
Tax credit carryforward amount	5,933	5,933
Non-U.S. Tax Authority
Income Tax Examination [Line Items]
Operating loss carryforwards	75,849	63,217
Income Tax Jurisdiction, Domestic State and Local
Income Tax Examination [Line Items]
Operating loss carryforwards	$ 221,855	$ 228,485